CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 146,910	$ 115,598	$ 334,348	$ 232,252
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense			298,816	290,185
Impairment of operating right-of-use assets and related property, plant and equipment			12,559	8,613
Reduction in carrying value of operating right-of-use assets			19,367	23,607
Loss on equity method investments	0	0	0	383
Acquisition-related gain			0	(6,160)
Amortization of financing costs and debt discount			20,604	7,899
Stock compensation expense			28,145	31,357
Deferred tax benefit			(61,239)	(59,177)
Unrealized foreign exchange movements			13,761	(3,345)
Other non-cash items			12,463	18,202
Changes in operating assets and liabilities:
Accounts receivable			198,749	(40,675)
Unbilled revenue			(287,183)	(27,210)
Unearned revenue			(52,081)	65,266
Other net assets			7,356	(161,816)
Net cash provided by operating activities			545,665	379,381
Cash flows from investing activities:
Purchase of property, plant and equipment			(63,440)	(58,880)
Purchase of subsidiary undertakings (net of cash acquired)			(7,831)	(5,100)
Movement of available for sale investments			1,954	60
Proceeds from investments in equity - long term			1,373	0
Purchase of investments in equity - long term			(5,621)	(4,733)
Net cash used in investing activities			(73,565)	(68,653)
Cash flows from financing activities:
New Notes issue costs			(11,679)	0
Drawdown of credit lines and loan facilities			2,192,480	230,000
Repayment of credit lines and loan facilities			(2,537,882)	(580,000)
Proceeds from exercise of equity compensation			21,645	20,177
Share issue costs			(14)	(9)
Net cash used in financing activities			(335,450)	(329,832)
Effect of exchange rate movements on cash			(8,199)	512
Net increase / (decrease) in cash and cash equivalents			128,451	(18,592)
Cash and cash equivalents at beginning of period			378,102	288,768	$ 288,768
Cash and cash equivalents at end of period	$ 506,553	$ 270,176	$ 506,553	$ 270,176	$ 378,102